Fair Value Measurements (Carrying Amount And Fair Value Of Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Energy recovery bonds		$ 423
Pacific Gas And Electric Company [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Energy recovery bonds		423
Carrying Amount [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt financial instrument	349	349
Energy recovery bonds	423	827
Carrying Amount [Member] | Pacific Gas And Electric Company [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt financial instrument	10,545	10,444
Estimate Of Fair Value [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt financial instrument	380	383
Energy recovery bonds	433	862
Estimate Of Fair Value [Member] | Pacific Gas And Electric Company [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt financial instrument	$ 12,543	$ 11,314